EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

Basic and diluted net (loss) income per share are computed by dividing net (loss) income by the weighted average number of common shares outstanding. Diluted net (loss) income per share reflects the dilutive effect of stock-based compensation.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Computation of Income (Loss) per Share	(In millions, except per share data)
Net (loss) income	$(1.0)	$42.3	$(38.9)	$55.4
Basic shares	165.2	77.5	165.1	77.5
Basic net (loss) income per share	$(0.01)	$0.55	$(0.24)	$0.71
Diluted shares:
Basic shares	165.2	77.5	165.1	77.5
Stock-based compensation	—	1.2	—	1.1
Diluted shares	165.2	78.7	165.1	78.6
Diluted net (loss) income per share	$(0.01)	$0.54	$(0.24)	$0.70

The computation of dilutive shares from stock-based compensation does not include 6.9 million shares and 0.8 million shares for the three months ended June 30, 2016 and 2015, respectively, and 6.9 million shares and 1.4 million shares for the six months ended June 30, 2016 and 2015, respectively, as their effect would have been anti-dilutive.